Trade receivables - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables past due	€ 0.9	€ 2.0
Receivables from contracts with customers	24.1	35.2
Decrease in trade receivables	12.9
Contract assets	€ 1.9	€ 0.1